Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Before Income Taxes	Income before income tax expense for the years ended December 31, 2023, 2022 and 2021 consisted of:

(in thousands)	2023	2022	2021

Pretax income in the Netherlands	$18,591	$14,551	$7,062
Pretax income from foreign operations	411,218	498,050	618,771
Total income before income tax expense	$429,809	$512,601	$625,833

Provision for Income Taxes	Income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Current:
The Netherlands	$11,393	$9,672	$1,714
Foreign	66,382	89,321	116,808
	77,775	98,993	118,522
Deferred:
The Netherlands	(5,535)	(683)	(1,776)
Foreign	16,266	(8,920)	(3,512)
	10,731	(9,603)	(5,288)
Total income tax expense	$88,506	$89,390	$113,234

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate	The principal items comprising the differences between income taxes computed at the Netherlands' statutory income tax rate and our effective tax rate for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021

The Netherlands' statutory income tax rate	25.8%	25.8%	25.0%
Taxation of foreign operations, net(1)	(7.6)	(4.9)	(3.0)
Unrecognized tax benefits(2)	3.1	0.9	1.6
Excess tax benefit related to share-based compensation	(0.3)	(0.5)	(1.0)
Prior year taxes	0.3	(1.1)	0.6
Government incentives(3)	(1.0)	(0.5)	(0.6)
Changes in tax laws and rates	0.2	(0.2)	(0.4)
Tax impact from nondeductible (deductible) items	1.3	(1.9)	0.2
Valuation allowance	(1.8)	0.0	(4.4)
Other items, net	0.6	(0.2)	0.1
Effective tax rate	20.6%	17.4%	18.1%
(1)Our effective tax rate reflects our global operations where certain income or loss is taxed at rates higher or lower than the Netherlands’ statutory income tax rate as well as the benefit of some income being partially exempt from income taxes. These foreign tax benefits are due to a combination of favorable tax laws, regulations and exemptions in certain jurisdictions. Partial tax exemptions exist on foreign income primarily derived from operations in Germany. Further, we have intercompany financing arrangements in which the intercompany income is nontaxable in Dubai or partially exempt or subject to lower statutory income tax rates.
(2)Unrecognized tax benefits include the impact from reassessment of accruals for tax contingencies, primarily related to ongoing taxing authority examinations.
(3)Government incentives include tax credits in the U.S. relating to research and development expense.

Changes in Amounts of Unrecognized Tax Benefits	Changes in the amount of unrecognized tax benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

(in thousands)	2023	2022	2021

Balance at beginning of year	$79,283	$103,618	$100,092
Additions based on tax positions related to the current year	9,632	9,754	6,629
Additions for tax positions of prior years	7,839	4,544	5,036
Decrease for tax position of prior years	(3,832)	(8,958)	(266)
Decrease related to settlements	(119)	(23,346)	—
Decrease due to lapse of statute of limitations	—	(580)	(344)
Increase (decrease) from currency translation	2,755	(5,749)	(7,529)
Balance at end of year	$95,558	$79,283	$103,618

Components of Net Deferred Tax Assets and Liabilities	The components of the net deferred tax assets at December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022

Deferred tax assets:
Net operating loss and tax credit carryforwards	$42,944	$53,155
Intangible assets	30,084	33,510
Accrued and other liabilities	25,375	27,544
Share-based compensation	25,598	21,792
Property, plant and equipment	2,249	4,032
Convertible notes	2,173	3,621
Inventories	4,268	3,003
Disallowed interest carryforwards	1,157	1,511
Other	7,133	6,479
Total deferred tax assets before valuation allowance	140,981	154,647
Valuation allowance	(13,214)	(21,265)
Total deferred tax assets, after valuation allowance	$127,767	$133,382

Deferred tax liabilities:
Intangible assets	($50,723)	($55,921)
Property, plant and equipment	(46,536)	(33,847)
Inventories	(579)	(820)
Other	(4,178)	(3,997)
Total deferred tax liabilities	($102,016)	($94,585)

Deferred tax assets, net	$25,751	$38,797

Change in the Valuation Allowance	The changes in the valuation allowance for the years ended December 31, 2023, 2022 and 2021 were as follows:

(in thousands)	2023	2022	2021

Balance at beginning of year	($21,265)	($21,326)	($37,332)
Additions charged to income tax expense	(2,015)	(4,470)	(620)
Deductions charged to income tax expense	9,719	4,287	28,251
Additions charged to additional paid-in capital	—	—	(13,513)
Currency translation	347	244	1,888
Balance at end of year	($13,214)	($21,265)	($21,326)